Infrastructure, administration and general expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Infrastructure costs
Property and equipment	£ 1,016	£ 923
Depreciation and amortisation	863	885
Impairment of property, equipment and intangible assets	3	8
Total infrastructure costs	1,882	1,816
Administration and general expenses
Consultancy, legal and professional fees	382	371
Marketing and advertising	330	287
Other administration and general expenses	609	679
Total administration and general expenses	1,321	1,337
Total infrastructure, administration and general expenses	£ 3,203	£ 3,153